INSURED
MUNICIPAL
INCOME FUND
INC.
=========================
MARCH 31, 2001


ANNUAL REPORT

--------------------------------------------------------------------------------
www.ubspainewebber.com
                                        [UBS|PaineWebber logo]

--------------------------------------------------------------------------------

INSURED MUNICIPAL INCOME FUND INC.                                 ANNUAL REPORT

     We are pleased to announce that, effective May 1, 2001, Mitchell Hutchins Asset Management Inc. has changed its name to Brinson Advisors, Inc. Brinson Advisors is a member of UBS Asset Management, a global financial leader with more than $400 billion in assets under management.

     Brinson Advisors delivers the investment capabilities of UBS Asset Management. Our objective is to offer long-term, value-added investment expertise and superior client service. We bring together all of the elements of investment solutions for our clients:

     o    A global perspective on markets and economies

     o An all-encompassing philosophy for valuing markets, currencies and securities around the world based on price/value discrepancies derived from fundamental research

      (continued on page 4)

                                                                    May 15, 2001

Dear Shareholder,

We present you with the annual report for the Insured Municipal Income Fund Inc. for the fiscal year ended March 31, 2001.


MARKET REVIEW
================================================================================
[GRAPHIC OMITTED]

     The economy came full circle during the fiscal year ended March 31, 2001. The period began with rising interest rates, impressive economic growth and inflation concerns. It ended with recession fears, falling interest rates and slowing economic growth. In March and again in May 2000, the Federal Reserve (the "Fed") raised interest rates by a combined 75 basis points (a basis point equals 1/100th of one percent) in an attempt to slow the overheated economy, which sizzled during the first half of 2000. The Fed's policies successfully stopped runaway growth and eased pricing pressures, but also contributed to a general economic slowdown. Consumer confidence and economic output, at historic highs when the period began, dropped along with interest rates and stock prices. These and other events, including a continued strain created by high energy prices, helped drive investors to the relative safety of the fixed income market, which ended 2000 with its best showing in ten years.

     Things changed significantly in the new year, however. Prompted by forecasts of zero and below-

PORTFOLIO REVIEW
================================================================================

AVERAGE ANNUAL RETURNS, PERIODS ENDED 3/31/01

NET ASSET VALUE RETURNS                 FUND(1)              LIPPER MEDIAN(3)
--------------------------------------------------------------------------------
6 Months                                 6.82%                    8.63%
1 Year                                  10.73                    13.43
5 Years                                  6.99                     6.48
Since Inception 6/8/93                   5.68                     6.25
--------------------------------------------------------------------------------

MARKET PRICE RETURNS                    FUND(2)              LIPPER MEDIAN(3)
--------------------------------------------------------------------------------
6 Months                                 7.96%                    7.88%
1 Year                                  16.02                    17.20
5 Years                                  7.81                     6.45
Since Inception 6/8/93                   4.41                     5.86
--------------------------------------------------------------------------------

(1) NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates.

(2) Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan.

(3)  Lipper Insured Municipal Debt Funds (Leveraged) Median.

     Inception returns for Lipper Median are shown as of nearest month-end of the Fund's inception:May 31, 1993.

     Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. NAV and market price returns for periods of less than one year are not annualized and do not include brokerage commissions. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan.

ANNUAL REPORT                                 INSURED MUNICIPAL INCOME FUND INC.


zero economic growth for the first quarter, combined with plummeting stock market prices, standstill manufacturing activity and falling consumer confidence, the Fed slashed the Fed Funds rate twice in January 2001 by a total of 1%. That reduction included the unusual move of announcing one cut outside the Fed's regularly scheduled Federal Open Market Committee meeting. That was followed by another rate cut in March and two more post-fiscal period, dropping the Fed Funds rate to 4.0%. As a result the yield curve steepened, with shorter maturities declining in yield more than longer maturities. Even with this reaction, the Lehman Brothers Municipal Bond Index returned 10.9% during the fiscal year.

SHARE PRICE, DIVIDEND AND YIELD                                        3/31/01
--------------------------------------------------------------------------------
Net Asset Value                                                        $15.30
Market Price                                                           $13.11
March Dividend                                                          $0.06
12-Month Dividend ended 3/31/01                                        $0.756
Market Yield*                                                           5.49%
NAV Yield*                                                              4.71%
IPO Yield*                                                              4.80%
--------------------------------------------------------------------------------

* Market yield is calculated by multiplying the current month's distribution by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the current month's distribution by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the current month's distribution by 12 and dividing by the initial public offering price. Prices and yields will vary.

PORTFOLIO HIGHLIGHTS

During the fiscal year ended March 31, 2001, the Fund underperformed the Lipper Median by 118 basis points based on market price returns. Based on net asset value returns, the Fund underperformed its Lipper peer group by 270 basis points. The Fund's weighted average duration, which dropped significantly from
6.4 years at the beginning of the fiscal year to just over 3.5 years at period-end, was responsible in part for some drag on the past year's performance. During the past three months, municipal bonds generally underperformed U.S. Treasurys. One-third of the Fund's debt matures in 21 to 30 years, while another third falls in the five-year and under range. Approximately 97% of the portfolio was comprised of AAA-rated debt, giving those investors distressed by stock market gyrations a relatively safe haven for their investment.

NEW PORTFOLIO MANAGER

On February 7, 2001, Frank Biondo joined Brinson Advisors as Director and head municipal trader. Effective, March 5, 2001, Mr. Biondo assumed the sole responsibility as portfolio manager of the Insured Municipal Income Fund. Prior to joining the firm, he was a Vice President at Morgan Stanley Dean Witter Investment Group, where he was an assistant portfolio manager and trader for $1.2 billion in separately managed accounts. Frank Biondo has more than eight years of tax-exempt and taxable fixed income experience. He holds a B.S. in Accounting and Economics from New York University.


INSURED MUNICIPAL
INCOME FUND INC.

INVESTMENT GOAL:
High level of current income
exempt from federal income
tax, consistent with preservation
of capital

PORTFOLIO MANAGER:
Frank Biondo
Brinson Advisors, Inc.

COMMENCEMENT:
June 8, 1993

NYSE SYMBOL:
PIF

DIVIDEND PAYMENTS:
Monthly

INSURED MUNICIPAL INCOME FUND INC.                                 ANNUAL REPORT


(continued)

o Innovative thought leadership and
  investment ideas

o A dedication to providing personal
  client service and personalized
  business solutions

This change will not impact the management of your fund.


PORTFOLIO STATISTICS


CHARACTERISTICS*                                      3/31/01         9/30/00
--------------------------------------------------------------------------------
Net Assets ($mm)                                      $465.6          $452.9
Weighted Average Maturity                            13.1 yrs        13.5 yrs
Weighted Average Duration                            3.54 yrs        5.66 yrs
Weighted Average Coupon                                5.83%           5.84%
AMT Paper                                               0%              0%
Leverage                                                32%             33%
Callable/Maturing Within Five Years                    33.5%           33.9%
Callable/Maturing Beyond Five Years                    65.1%           64.6%
--------------------------------------------------------------------------------

TOP TEN STATES*               3/31/01                                 9/30/00
--------------------------------------------------------------------------------
Texas                            14.7%   Illinois                        14.7%
Illinois                         14.3    Texas                           14.5
Pennsylvania                     10.9    Pennsylvania                    10.9
Rhode Island                      7.1    Rhode Island                     7.0
Nevada                            5.6    Nevada                           5.7
Indiana                           4.8    Indiana                          4.8
Kentucky                          4.5    Kentucky                         4.5
Alabama                           3.3    Alabama                          3.2
Louisiana                         3.1    Louisiana                        3.2
New Mexico                        3.1    New Mexico                       3.1
--------------------------------------------------------------------------------
Total                            71.4%   Total                           71.6%

TOP FIVE SECTORS*              3/31/01                                9/30/00
--------------------------------------------------------------------------------
Water                            21.5%   Water                           21.4%
Power                            19.2    Power                           19.5
Hospital                         19.0    Hospital                        18.7
Sales Tax                        11.9    Sales Tax                       11.8
General Obligations               7.8    General Obligations              8.4
--------------------------------------------------------------------------------
Total                            79.4%   Total                           79.8%

CREDIT QUALITY*               3/31/01                                 9/30/00
--------------------------------------------------------------------------------
Other Assets in Excess
  of Liabilities                  1.4%                                    1.5%
SP-1/MIG-1                        1.3                                     0.4
A1/P1                             0.5                                     1.0
AAA/Aaa                          96.8                                    97.1
--------------------------------------------------------------------------------
Total                           100.0%                                  100.0%


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT                                 INSURED MUNICIPAL INCOME FUND INC.


OUTLOOK
================================================================================
[GRAPHIC OMITTED]

     Looking ahead, we see a continuation of municipals' ability to be the best performing asset class on a tax-adjusted basis as it has over the past three years. While first-quarter growth and inflation figures did not give a clear picture of future direction, we will need to continue monitoring these and other economic factors as the economy struggles to pull out of its half-year doldrums. Going forward we will look for opportunities to further diversify across the yield curve. As in the past, we continue to look for structures that may be out of favor, such as deep market discounts and bonds with sinking funds and call features, in an effort to provide clients with competitive total returns.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the Brinson Funds,(4) please contact your Financial Advisor or visit us at www.ubspainewebber.com.

Sincerely,


/s/ Brian M. Storms                         /s/ Frank J. Biondo

BRIAN M. STORMS                             FRANK J. BIONDO
Chief Executive Officer and President       Brinson Advisors, Inc.
Brinson Advisors, Inc.                      Portfolio Manager,
                                            Insured Municipal Income Fund Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(4) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

INSURED MUNICIPAL INCOME FUND INC.


PORTFOLIO OF INVESTMENTS                                          MARCH 31, 2001

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------
LONG-TERM MUNICIPAL BONDS--96.83%

ALABAMA--3.28%
  $ 1,590   Alabama Water Pollution Control Authority
              Revolving Fund Loan Series A (AMBAC Insured) ...........      Aaa      AAA      08/15/17      6.750%      $  1,742,417
    5,400   Birmingham Special Care Facilities Finance Authority
              Birmingham Baptist Medical Center Series A
              (MBIA Insured) .........................................      Aaa      AAA      08/15/23      5.500          5,453,946
    8,000   Jefferson County Sewer Revenue Refunding
              Water Series A (FGIC Insured) ..........................      Aaa      AAA      02/01/27      5.375          8,052,720
                                                                                                                        ------------
                                                                                                                          15,249,083
                                                                                                                        ------------
CALIFORNIA--2.21%
       30   California State General Obligation (FGIC Insured) .......      Aaa      AAA      11/01/12      7.000             33,908
      970   California State General Obligation (Pre-refunded with
              U.S. Government Securities to 11/01/04 @ 102)
              (FGIC Insured) .........................................      Aaa      AAA      11/01/12      7.000          1,106,944
    1,585   Contra Costa Water District Series F (FGIC Insured) ......      Aaa      AAA      10/01/13      6.000          1,665,328
    5,000   Los Angeles County Sales Tax Commission-Sales Tax
              Revenue Series B (Pre-refunded with U.S.
              Government Securities to 07/01/01 @ 102)
              (FGIC Insured) .........................................      Aaa      AAA      07/01/15      6.500          5,145,800
     2,250  Los Angeles Wastewater System Series A (MBIA Insured) ....      Aaa      AAA      06/01/20      5.700          2,327,760
                                                                                                                        ------------
                                                                                                                          10,279,740
                                                                                                                        ------------
DELAWARE--2.22%
   10,000   Delaware State Economic Development Authority
              Delmarva Power Series B (MBIA Insured) .................      Aaa      AAA      06/01/21      5.900         10,335,700
                                                                                                                        ------------
DISTRICT OF COLUMBIA--0.92%
    4,000   District of Columbia Hospital Revenue Bonds
              Medlantic Healthcare Group Series A (MBIA Insured) .....      Aaa      AAA      08/15/14      5.750          4,299,120
                                                                                                                        ------------
ILLINOIS--14.02%
    4,000   Illinois Development Finance Authority Pollution
              Refunding-Commonwealth Edison Co. Project
              Series D (AMBAC Insured) ...............................      Aaa      AAA      03/01/15      6.750          4,460,640
    4,500   Illinois Health Facilities Authority-Franciscan Sisters
              Healthcare Series C (Escrowed to maturity)
              (MBIA Insured) .........................................      Aaa      AAA      09/01/18      5.750          4,966,830
    8,000   Central Lake County Joint Action Water Agency
              (FGIC Insured) .........................................      Aaa      AAA      05/01/20      5.375          8,065,200
   17,220   Chicago 911 System (FGIC Insured) ........................      Aaa      AAA      01/01/23      5.625         18,205,501
    1,000   Chicago Project & Refunding Series A (MBIA Insured) ......      Aaa      AAA      01/01/14      5.500          1,067,720
    4,600   Chicago Public Building Commision Series A
              (Pre-refunded with U.S. Government Securities
              to 12/01/03 @ 102 (MBIA Insured) .......................      Aaa      AAA      12/01/18      5.750          4,961,146
    8,400   Chicago-O'Hare International Airport Series A
              (MBIA Insured) .........................................      Aaa      AAA      01/01/15      6.375          9,226,812

INSURED MUNICIPAL INCOME FUND INC.

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------
LONG-TERM MUNICIPAL BONDS (CONTINUED)

ILLINOIS--(CONCLUDED)
  $ 3,000   Chicago-O'Hare International Airport Series B
              (MBIA Insured) .........................................      Aaa      AAA      01/01/15      5.500%      $  3,073,170
    8,000   Regional Transportation Authority Series A (Pre-refunded
              with U.S. Government Securities to 06/01/02 @ 100)
              (AMBAC Insured) ........................................      Aaa      AAA      06/01/22      6.125          8,268,240
    2,000   Regional Transportation Authority Series A
              (Pre-refunded with U.S. Government Securities
              to 06/01/03 @ 102) (FGIC Insured) ......................      Aaa      AAA      06/01/23      5.850          2,140,900
      750   Regional Transportation Authority Series C
              (Pre-refunded with U.S. Government Securities
              to 06/01/04 @ 102) (FGIC Insured) ......................      Aaa      AAA      06/01/25      7.100            842,805
                                                                                                                        ------------
                                                                                                                          65,278,964
                                                                                                                        ------------
INDIANA--4.83%
    2,500   Indiana Health Facilities Finance Authority
              Columbus Regional Hospital (FSA Insured) ...............      Aaa      AAA      08/15/22      5.500          2,520,100
    7,835   Indianapolis Gas & Utilities Series A (FGIC Insured) .....      Aaa      AAA      06/01/21      5.375          7,893,919
   12,000   Marion County Convention Center Series A
              (AMBAC Insured) ........................................      Aaa      AAA      06/01/21      5.500         12,083,280
                                                                                                                        ------------
                                                                                                                          22,497,299
                                                                                                                        ------------
IOWA--1.01%
    4,625   Ames Hospital Authority--Mary Greeley Medical
              Center Project (AMBAC Insured) .........................      Aaa      AAA      08/15/22      5.750          4,715,650
                                                                                                                        ------------
KENTUCKY--4.48%
    1,150   Kentucky Development Finance Authority
              Hospital Revenue--St. Luke Hospital, Inc.
              Series A (Pre-Refunded with U.S. Government
              Securities to 10/01/01 @ 102) (MBIA Insured) ...........      Aaa      AAA      10/01/21      7.000          1,194,793
   17,530   Louisville & Jefferson County Sewer & Drain System
              Series A (Pre-refunded with U.S. Government                                    05/15/24 to  6.500 to
              Securities to 11/15/04 @ 102) (AMBAC Insured) ..........      Aaa      AAA       5/15/25      6.750         19,656,481
                                                                                                                        ------------
                                                                                                                          20,851,274
                                                                                                                        ------------
LOUISIANA--3.10%
   10,500   Louisiana Public Facilities Authority--Alton Oschner                             05/15/11 to  5.750 to
              Hospital (MBIA Insured) ................................      Aaa      AAA      05/15/17      6.000         10,666,295
    1,710   Louisiana Public Facilities Authority--Tulane University
              Series A-1 (FGIC Insured) ..............................      Aaa      AAA      02/15/18      5.750          1,762,446
    1,870   Louisiana Public Facilities Authority--Tulane University
              Series A-1 (Pre-refunded with U.S. Government
              Securities to 02/15/03 @ 102) (FGIC Insured) ...........      Aaa      AAA      02/15/18      5.750          1,985,267
                                                                                                                        ------------
                                                                                                                          14,414,008
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------

LONG-TERM MUNICIPAL BONDS (CONTINUED)



MAINE--2.10%
 $  3,105   Maine Health & Higher Educational Facilities Authority
              Revenue Series A (Escrowed to Maturity) (FSA Insured) ..      Aaa      AAA      07/01/23      5.500%      $  3,133,970
    4,785   Maine Health & Higher Educational Facilities Authority
              Revenue Series A (FSA Insured) .........................      Aaa      AAA      07/01/23      5.500          4,978,984
    1,500   Maine Health & Higher Educational Facilities Authority
              Revenue Series B (Pre-refunded with U.S. Government
              Securities to 07/01/04 @ 102) (FSA Insured) ............      Aaa      AAA      07/01/24      7.000          1,684,800
                                                                                                                        ------------
                                                                                                                           9,797,754
                                                                                                                        ------------
MASSACHUSETTS--2.21%
   10,000   Massachusetts State Health & Educational Facility
              Brigham & Woman's Hospital
              (Pre-refunded with U.S. Government Securities
              to 07/01/01 @ 102) (MBIA Insured) ......................      Aaa      AAA      07/01/24      6.750         10,288,700
                                                                                                                        ------------
MICHIGAN--1.53%
    7,020   Michigan State Housing Finance Authority Series A
              (AMBAC Insured) ........................................      Aaa      AAA      04/01/23      5.900          7,142,288
                                                                                                                        ------------
NEVADA--5.64%
    7,750   Clark County Airport-McCarran International Airport
              Series A (Pre-refunded with U.S. Government
              Securities to 07/01/02 @ 102) (AMBAC Insured) ..........      Aaa      AAA      07/01/22      6.000          8,162,920
    4,000   Clark County General Obligation Bonds Series A
              (Pre-refunded with U.S. Government Securities to
              06/01/02 @ 100) (AMBAC Insured) ........................      Aaa      AAA      06/01/16      6.000          4,126,240
    2,000   Clark County Sanitation District (FGIC Insured) ..........      Aaa      AAA      07/01/11      5.700          2,075,340
   11,500   Washoe County Gas & Water-Sierra-Pacific Power
              (MBIA Insured) .........................................      Aaa      AAA      06/01/23      5.900         11,911,355
                                                                                                                        ------------
                                                                                                                          26,275,855
                                                                                                                        ------------
NEW HAMPSHIRE--1.31%
    5,000   New Hampshire Higher Education & Health Authority
              Lakes Region Hospital (FGIC Insured) ...................      Aaa      AAA      01/01/17      5.500          5,068,800
    1,000   New Hampshire Higher Education & Health Authority
              University of New Hampshire
              (Pre-refunded with U.S. Government Securities
              to 07/01/02 @ 100) (MBIA Insured) ......................      Aaa      AAA      07/01/24      5.750          1,030,520
                                                                                                                        ------------
                                                                                                                           6,099,320
                                                                                                                        ------------
NEW JERSEY--1.15%
    5,000   Salem County Industrial Pollution Control Refunding
              Public Service Electric & Gas Series D (MBIA Insured) ..      Aaa      AAA      10/01/29      6.550          5,371,450
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------

LONG-TERM MUNICIPAL BONDS (CONTINUED)

NEW MEXICO--3.09%
  $ 8,850   Gallup Pollution Control Revenue
              Plains Electric Generation (MBIA Insured) ..............      Aaa      AAA      08/15/17      6.650%      $  9,279,933
    4,700   Santa Fe Revenue (Pre-refunded with U.S. Government
              Securities to 06/01/04 @ 100) (AMBAC Insured) ..........      Aaa      AAA      06/01/24      6.300          5,086,857
                                                                                                                        ------------
                                                                                                                          14,366,790
                                                                                                                        ------------
NEW YORK--1.20%
    2,115   New York City General Obligation Series J
              (MBIA Insured) .........................................      Aaa      AAA      08/01/13      5.375          2,246,024
    1,250   New York State Thruway Authority Highway & Bridge
              Trust Fund Series C (FGIC Insured) .....................      Aaa      AAA      04/01/10      5.250          1,338,263
    2,000   Long Island Power Authority Electric Systems Revenue
              Series A (FSA Insured) .................................      Aaa      AAA      12/01/22      5.125          1,980,480
                                                                                                                        ------------
                                                                                                                           5,564,767
                                                                                                                        ------------
OHIO--0.73%
    3,000   Cleveland Public Power Systems Revenue
              First Mortgage Series A (Pre-refunded with U.S.
              Government Securities to 11/15/04 @ 102)
              (MBIA Insured) .........................................      Aaa      AAA      11/15/24      7.000          3,402,900
                                                                                                                        ------------
PENNSYLVANIA--10.87%
   16,435   Pennsylvania Intergovernmental Cooperative Authority
              Special Tax Revenue (Pre-refunded with U.S.
              Government Securities to 06/15/03 @ 100)                                      06/15/15 to   5.600 to
              (MBIA Insured) .........................................      Aaa      AAA      06/15/23      5.625         17,225,346
    2,675   Pennsylvania Intergovernmental Cooperative Authority
              Special Tax Revenue (Pre-refunded with U.S.
              Government Securities to 06/15/05 @ 100)
              (FGIC Insured) .........................................      Aaa      AAA      06/15/14      7.000          3,022,563
    6,130   North Wales Water Authority Series A (FGIC Insured) ......      Aaa      AAA      11/01/16      5.500          6,216,555
    2,000   Philadelphia General Obligation                                                 03/15/13 to
              (FSA Insured) ..........................................      Aaa      AAA      03/15/14      5.250          2,094,260
    3,750   Philadelphia School District Series A (MBIA Insured) .....      Aaa      AAA      04/01/16      5.250          3,833,550
   10,530   Philadelphia Water & Waste Water Revenue
              (FSA Insured) ..........................................      Aaa      AAA      06/15/15      5.500         10,811,046
    6,970   Philadelphia Water & Waste Water Revenue
              (Pre-refunded with U.S. Government Securities to
              06/15/03 @ 102) (FSA Insured) ..........................      Aaa      AAA      06/15/15      5.500          7,414,059
                                                                                                                        ------------
                                                                                                                          50,617,379
                                                                                                                        ------------
RHODE ISLAND--7.13%
   14,000   Rhode Island Convention Center Authority
              (AMBAC Insured) ........................................      Aaa      AAA      05/15/27      5.750         14,455,840
   10,000   Rhode Island Depositors Economic Protection Corp.
              (Escrowed to Maturity) (FSA Insured) ...................      Aaa      AAA      08/01/14      5.750         11,199,900

INSURED MUNICIPAL INCOME FUND INC.

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------
LONG-TERM MUNICIPAL BONDS (CONTINUED)



RHODE ISLAND--(CONCLUDED)
  $ 7,000   Rhode Island Depositors Economic Protection Corp.
              (Pre-refunded with U.S. Government Securities to
              02/01/11 @ 100) (MBIA Insured) .........................      Aaa      AAA      08/01/21      5.250%      $  7,551,740
                                                                                                                        ------------
                                                                                                                          33,207,480
                                                                                                                        ------------
SOUTH CAROLINA--2.34%
    5,000   South Carolina Public Services Authority (MBIA Insured) ..      Aaa      AAA      07/01/21      5.500          5,059,450
    3,000   South Carolina Public Services Authority
              (Pre-refunded with U.S. Government Securities
              to 07/01/01 @ 100) (MBIA Insured) ......................      Aaa      AAA      07/01/31      6.000          3,021,480
    2,625   Charleston County Hospital Facilities Authority
              Bon Secours Health System (FSA Insured) ................      Aaa      AAA      08/15/25      5.625          2,791,031
                                                                                                                        ------------
                                                                                                                          10,871,961
                                                                                                                        ------------
TENNESSEE--1.10%
    5,000   Sullivan County Health Education & Housing
              Facilities Board--Holston Valley Health (MBIA Insured) .      Aaa      AAA      02/15/20      5.750          5,102,100
                                                                                                                        ------------
TEXAS--14.52%
    7,000   Austin Utilities System (AMBAC Insured) ..................      Aaa      AAA      11/15/16      5.750          7,104,510
    7,945   Bexar Metropolitan Water District Waterworks Systems
              Revenue (MBIA Insured) .................................      Aaa      AAA      05/01/22      5.875          8,330,968
    5,730   Bexar Metropolitan Water District Waterworks Systems
              Revenue (Pre-refunded with U.S. Government Securities
              to 05/01/05 @ 102) (MBIA Insured) ......................      NR       AAA      05/01/22      5.875          6,313,142
    8,720   Colorado River Texas Municipal Water District Revenue
              (AMBAC Insured) ........................................      Aaa      AAA      01/01/21      5.150          8,565,569
    7,000   Houston Water & Sewer Systems Revenue Junior Lien
              Series C (FGIC Insured) ................................      Aaa      AAA      12/01/22      5.250          7,028,490
    3,620   Lower Colorado River Authority Texas Revenue Refunding
              Series B (FSA Insured) .................................      Aaa      AAA      05/15/13      6.000          4,024,173
   10,000   Lubbock Health Facilities--Methodist Hospital Series A
              (Pre-refunded with U.S. Government Securities to
              12/01/05 @ 100) (AMBAC Insured) ........................      Aaa      AAA      12/01/22      5.900         10,975,400
    9,005   Matagorda County Navigation District 1 Revenue
              Houston Light & Power (AMBAC Insured) ..................      Aaa      AAA      03/01/27      6.700          9,404,822
    4,800   San Antonio Water Revenue (MBIA Insured) .................      Aaa      AAA      05/15/16      6.000          4,864,656
      875   San Antonio Water Revenue (Pre-refunded with
              U.S. Government Securities to 05/15/07 @ 100)
              (MBIA Insured) .........................................      Aaa      AAA      05/15/16      6.000            981,186
                                                                                                                        ------------
                                                                                                                          67,592,916
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------
LONG-TERM MUNICIPAL BONDS (CONCLUDED)



WASHINGTON--2.05%
  $ 4,000   Washington State Health Care Facilities
              Tacoma Hospital (Pre-refunded with U.S. Government
              Securities to 08/15/02 @ 102) (FGIC Insured) ...........      Aaa      AAA      08/15/22      5.750%      $  4,209,760
    5,000   Metropolitan Seattle Sewer Series W
              (Pre-refunded with U.S. Government Securities to
              01/01/03 @ 102) (MBIA Insured) .........................      Aaa      AAA      01/01/33      6.300          5,341,300
                                                                                                                        ------------
                                                                                                                           9,551,060
                                                                                                                        ------------
WEST VIRGINIA--2.71%
    2,245   West Virginia State Water Development Authority
              Series A (FSA Insured) .................................      Aaa      AAA      11/01/29      5.750          2,310,352
   10,000   Marshall County Pollution Authority Ohio Power
              (MBIA Insured) .........................................      Aaa      AAA      04/01/22      5.900         10,315,500
                                                                                                                        ------------
                                                                                                                          12,625,852
                                                                                                                        ------------
WISCONSIN--1.08%
    1,500   Wisconsin Health & Educational Facilities
              Bellin Memorial Hospital (AMBAC Insured) ...............      Aaa      AAA      02/15/19      5.500          1,513,935
    3,500   Wisconsin State Health & Educational Facilities
              Hospital Sisters Health System (MBIA Insured) ..........      Aaa      AAA      06/01/18      5.375          3,519,810
                                                                                                                        ------------
                                                                                                                           5,033,745
                                                                                                                        ------------
Total Long-Term Municipal Bonds (cost--$424,086,909)                                                                     450,833,155
                                                                                                                        ------------

SHORT-TERM MUNICIPAL NOTES--1.74%

ARIZONA--0.13%
      600   Pinal County Industrial Development Authority
              Pollution Control Revenue ..............................      P1       A1+      04/02/01      3.800*           600,000
                                                                                                                        ------------
GEORGIA--0.04%
      200   Hapeville Development Authority Industrial
              Development Revenue--Hapeville Hotel Ltd. ..............      P1       NR       04/02/01      3.700*           200,000
                                                                                                                        ------------
ILLINOIS--0.26%
      700   Illinois Health Facilities Authority Revenue
              University of Chicago Hospitals (MBIA Insured) .........      VMIG-1   A-1      04/02/01      3.950*           700,000
      300   Chicago-O'Hare International Airport Revenue
              American Airline Series B ..............................      P1       NR       04/02/01      3.950*           300,000
      200   Joliet Regional Port District Marine Terminal Refunding
              Exxon Project ..........................................      P1       A1+      04/02/01      3.700*           200,000
                                                                                                                        ------------
                                                                                                                           1,200,000
                                                                                                                        ------------
MASSACHUSETTS--0.09%
      400   Massachusetts State Health & Education Facilities
              Authority Revenue Series D (MBIA Insured) ..............      VMIG-1   A1+      04/02/01      3.700*           400,000
                                                                                                                        ------------

INSURED MUNICIPAL INCOME FUND INC.

                                                                         MOODY'S    S&P
  PRINCIPAL                                                              RATING    RATING
   AMOUNT                                                                 (UN-      (UN-      MATURITY    INTEREST
    (000)                                                                AUDITED) AUDITED)     DATES        RATES          VALUE
  --------                                                               -------  -------     --------    --------      ------------
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)

MICHIGAN--0.02%
    $ 100   Michigan State Strategic Fund Ltd.
              Obligation Revenue Reserve .............................      P1       A1+      04/02/01      3.700%*     $    100,000
                                                                                                                        ------------
MONTANA--0.13%
      600   Kansas City Industrial Development Authority Hospital
              Revenue-Research Health Services Systems
              (MBIA Insured) .........................................      VMIG-1   A1+      04/02/01      3.750*           600,000
                                                                                                                        ------------
NEW JERSEY--0.02%
      100   New Jersey Economic Development Authority Revenue
              Refunding-El Dorado Terminals Series A .................      P1       NR       04/02/01      3.600*           100,000
                                                                                                                        ------------
NEW YORK--0.04%
      100   New York City Series A-8 .................................      VMIG-1   A1+      04/02/01      3.650*           100,000
      100   New York City Municipal Water & Sewer Series C
              (FGIC Insured) .........................................      VMIG-1   A1+      04/02/01      3.650*           100,000
                                                                                                                        ------------
                                                                                                                             200,000
                                                                                                                        ------------
NORTH CAROLINA--0.04%
      200   North Carolina Medical Care Commission Revenue
              Carol Woods Project ....................................      VMIG-1   NR       04/02/01      3.750*           200,000
                                                                                                                        ------------
TENNESSEE--0.02%
      100   Metropolitan Nashville Airport Authority Special Facilities
              Revenue-American Airlines Project Series B .............      NR       A1+      04/02/01      3.700*           100,000
                                                                                                                        ------------
TEXAS--0.13%
      500   Brazos River Harbor Navigation District
              Brazoria County Revenue Refunding ......................      P1       A        04/02/01      3.800*           500,000
      100   Harris County Texas Health Facilities Development Corp.
              Revenue-Young Mens Christian Association ...............      VMIG-1   NR       04/02/01      3.950*           100,000
                                                                                                                        ------------
                                                                                                                             600,000
                                                                                                                        ------------
UTAH--0.82%
    3,800   Emery County Pollution Control Revenue
              Pacificorp Projects (AMBAC Insured) ....................      VMIG-1   A1       04/02/01      3.800*         3,800,000
                                                                                                                        ------------
Total Short-Term Municipal Notes (cost--$8,100,000) ..................                                                     8,100,000
                                                                                                                        ------------
Total Investments (cost--$432,186,909)--98.57% .......................                                                   458,933,155
Other assets in excess of liabilities--1.43% .........................                                                     6,634,452
                                                                                                                        ------------
Net Assets--100.00% ..................................................                                                  $465,567,607
                                                                                                                        ============

----------

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of March 31, 2001.

     NR--Not Rated.
  AMBAC--American Municipal Bond Assurance Corporation.
   FGIC--Financial Guaranty Insurance Company.
    FSA--Financial Security Assurance Incorporated.
   MBIA--Municipal Bond Investors Assurance.

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 2001


ASSETS:
Investments in securities, at value (cost--$432,186,909) ........  $458,933,155
Cash ............................................................        57,819
Interest receivable .............................................     7,409,241
                                                                   ------------
Total assets ....................................................   466,400,215
                                                                   ------------


LIABILITIES:
Payable to investment adviser and administrator .................       306,354
Dividends payable to preferred shareholders .....................       214,934
Accrued expenses and other liabilities ..........................       311,320
                                                                   ------------
Total liabilities ...............................................       832,608
                                                                   ------------


NET ASSETS:
Auction Preferred Shares Series A, B, C, & D--
  3,000 non-participating shares authorized,
  issued and outstanding; $0.001 par value;
  $50,000 liquidation value per share ...........................   150,000,000
                                                                   ------------
Common Stock--$0.001 par value; total
  authorized shares--199,997,000;
  20,628,363 shares issued and outstanding ......................   302,699,678
Undistributed net investment income .............................       431,123
Accumulated net realized loss from investment transactions ......   (14,309,440)
Net unrealized appreciation of investments ......................    26,746,246
                                                                   ------------
Net assets applicable to common shareholders ....................   315,567,607
                                                                   ------------
Total net assets ................................................  $465,567,607
                                                                   ============
Net asset value per common share ($315,567,607
  applicable to 20,628,363 common shares outstanding) ...........        $15.30
                                                                         ======


                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF OPERATIONS

                                                                   FOR THE YEAR
                                                                       ENDED
                                                                  MARCH 31, 2001
                                                                  --------------
INVESTMENT INCOME:
Interest ........................................................  $ 25,792,792
                                                                   ------------

EXPENSES:
Investment advisory and administration ..........................     4,098,097
Auction Preferred Shares expenses ...............................       394,472
Custody and accounting ..........................................       268,793
Professional fees ...............................................        87,219
Reports and notices to shareholders .............................        61,330
Transfer agency and service fees ................................        29,926
Directors' fees .................................................        10,500
Other expenses ..................................................        25,021
                                                                   ------------
                                                                      4,975,358
Less: Fee waiver from adviser and administrator .................      (569,178)
                                                                   ------------
Net expenses ....................................................     4,406,180
                                                                   ------------
Net investment income ...........................................    21,386,612
                                                                   ------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions .................       501,319
Net change in unrealized appreciation/depreciation
  of investments ................................................    15,817,202
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES ....    16,318,521
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $ 37,705,133
                                                                   ============

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE YEARS ENDED
                                                              MARCH 31,
                                                    ----------------------------
                                                        2001           2000
                                                    ------------   ------------

FROM OPERATIONS:
Net investment income ............................  $ 21,386,612   $ 21,445,731
Net realized gains (losses) from investment
  transactions ...................................       501,319        (22,336)
Net change in unrealized
  appreciation/depreciation of investments .......    15,817,202    (21,741,401)
                                                    ------------   ------------
Net increase (decrease) in net assets
  resulting from operations ......................    37,705,133       (318,006)
                                                    ------------   ------------


DIVIDENDS FROM:
Net investment income--common stockholders .......   (15,595,048)   (15,842,583)
Net investment income--preferred stockholders ....    (6,418,525)    (5,324,084)
                                                    ------------   ------------
Total dividends to stockholders ..................   (22,013,573)   (21,166,667)
                                                    ------------   ------------
Net increase (decrease) in net assets ............    15,691,560    (21,484,673)


NET ASSETS:
Beginning of year ................................   449,876,047    471,360,720
                                                    ------------   ------------
End of year (including undistributed
  net investment income of $431,123
  and $1,058,084, respectively) ..................  $465,567,607   $449,876,047
                                                    ============   ============


                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF CASH FLOWS


                                                                  FOR THE YEAR
                                                                      ENDED
                                                                  MARCH 31, 2001
                                                                  --------------
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Interest received ...............................................  $ 25,746,394
Expenses paid (net of fee waivers) ..............................    (4,361,953)
Purchase of short-term portfolio investments, net ...............    (6,990,000)
Purchase of long-term portfolio investments .....................    (8,608,800)
Sale of long-term portfolio investments .........................    16,357,358
                                                                   ------------
Net cash flows provided by operating activities .................    22,142,999
                                                                   ------------


CASH FLOWS USED IN FINANCING ACTIVITIES:
Dividends paid from net investment income
  to common stockholders ........................................   (15,595,048)
Dividends paid from net investment income
  to preferred stockholders .....................................    (6,531,144)
                                                                   ------------
Net cash flows used in financing activities .....................   (22,126,192)
                                                                   ------------


Net increase in cash ............................................        16,807
Cash at beginning of year .......................................        41,012
                                                                   ------------
Cash at end of year .............................................  $     57,819
                                                                   ============

RECONCILIATION OF NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS
TO NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ............  $ 37,705,133
                                                                   ------------
Increase in investments, at value ...............................   (15,692,750)
Decrease in interest receivable .................................        86,389
Decrease in other assets ........................................         3,980
Increase in payable to investment adviser
  and administrator .............................................        13,289
Increase in accrued expenses and other liabilities ..............        26,958
                                                                   ------------
Total adjustments ...............................................   (15,562,134)
                                                                   ------------
Net cash flows provided by operating activities .................  $ 22,142,999
                                                                   ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

     DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date.
Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund's board has approved an investment advisory and administration contract ("Advisory Contract") with Brinson Advisors, Inc. ("Brinson Advisors", formerly known as Mitchell Hutchins Asset Management Inc.), an indirect wholly owned asset management subsidiary of UBS AG, under which Brinson Advisors serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Brinson Advisors receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the year ended March 31, 2001, Brinson Advisors voluntarily waived $569,178 in investment advisory and administration fees from the Fund.

NOTES TO FINANCIAL STATEMENTS


INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at March 31, 2001 was substantially the same as the cost of securities for financial statement purposes.

     At March 31, 2001, the components of the net unrealized appreciation of investments were as follows:

          Gross appreciation (from investments having
            an excess of value over cost) ......................  $ 26,790,857
          Gross depreciation (from investments having
            an excess of cost over value) ......................       (44,611)
                                                                  ------------
          Net unrealized appreciation of investments ...........  $ 26,746,246
                                                                  ============

     For the year ended March 31, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $8,608,800 and $16,357,358, respectively.

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     At March 31, 2001, the Fund had a net capital loss carryforward of $14,309,440 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire as follows:
$12,984,604  on March 31, 2002,  and $1,324,836 on March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

     COMMON STOCK--There are 199,997,000 shares of $0.001 par value common stock authorized and 20,628,363 common shares outstanding.

     AUCTION PREFERRED SHARES--The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

     Dividends, which are cumulative, are generally reset every 364 days for APS Series A, 28 days for APS Series B, three months for APS Series C and 7 days for APS Series D. Dividend rates ranged from 3.700% to 6.000% for the year ended March 31, 2001.

     The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

     The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.


FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                                                      FOR THE YEARS ENDED MARCH 31,
                                                                      ------------------------------------------------------------
                                                                        2001         2000         1999         1998         1997
                                                                      --------     --------     --------     --------     --------
Net asset value, beginning of year ................................   $  14.54     $  15.58     $  15.40     $  14.10     $  14.11
                                                                      --------     --------     --------     --------     --------
Net investment income .............................................       1.04         1.04         1.02         1.03         1.05
Net realized and unrealized gains (losses) from investments .......       0.79        (1.05)        0.18         1.30        (0.03)
                                                                      --------     --------     --------     --------     --------
Net increase (decrease) from investment operations ................       1.83        (0.01)        1.20         2.33         1.02
                                                                      --------     --------     --------     --------     --------
Dividends:
  From net investment income--common stockholders .................      (0.76)       (0.77)       (0.77)       (0.77)       (0.77)
  From net investment income--preferred stockholders ..............      (0.31)       (0.26)       (0.25)       (0.26)       (0.26)
                                                                      --------     --------     --------     --------     --------
Total dividends to stockholders ...................................      (1.07)       (1.03)       (1.02)       (1.03)       (1.03)
                                                                      --------     --------     --------     --------     --------
Net asset value, end of year ......................................   $  15.30     $  14.54     $  15.58     $  15.40     $  14.10
                                                                      ========     ========     ========     ========     ========
Per share market value, end of year ...............................   $  13.11     $  12.00     $  14.25     $  13.56     $  12.00
                                                                      ========     ========     ========     ========     ========
Total investment return(1) ........................................      16.02%      (10.49)%      10.96%       19.70%        5.45%
                                                                      ========     ========     ========     ========     ========
Ratios to average net assets attributable to common shares:
  Total expenses net of waivers from adviser ......................       1.44%        1.44%        1.46%        1.49%        1.38%
  Total expenses before waivers from adviser ......................       1.63%        1.63%        1.65%        1.74%        1.76%
  Net investment income before preferred stock dividends ..........       7.00%        7.05%        6.58%        6.84%        7.37%
  Preferred stock dividends .......................................       2.10%        1.75%        1.60%        1.75%        1.81%
  Net investment income available to common stockholders ..........       4.90%        5.30%        4.98%        5.09%        5.56%
Supplemental data:
  Net assets, end of year (000's) .................................   $465,568     $449,876     $471,361     $467,761     $440,758
  Portfolio turnover rate .........................................          2%           8%           5%           6%           0%
  Asset coverage per share of preferred stock, end of year ........   $155,189     $149,959     $157,120     $155,920     $146,919

----------

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each year reported and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Stockholders
Insured Municipal Income Fund Inc.

     We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Income Fund Inc. at March 31, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


New York, New York
May 15, 2001

INSURED MUNICIPAL INCOME FUND INC.


TAX INFORMATION (UNAUDITED)

     We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 2001) as to the federal tax status of distributions received by stockholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by the Fund were federal tax-exempt interest dividends.

     The Fund did not invest in any securities which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Therefore, none of the dividends paid by the Fund were subject to such tax.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIVand will be mailed in January 2002. Stockholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

GENERAL INFORMATION (UNAUDITED)

THE FUND

     Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New YorkStock Exchange ("NYSE").The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Brinson Advisors, Inc., an indirect wholly owned asset management subsidiary of UBS AG, which has over $70 billion in assets under management as of April 30, 2001.

SHAREHOLDER INFORMATION

     The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in THE WALLSTREET JOURNAL, each Sunday in THE NEW YORK TIMES and each week in BARRON'S, as well as in numerous other newspapers.

DISTRIBUTION POLICY

     The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of UBS PaineWebber or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash.Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

     A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

INSURED MUNICIPAL INCOME FUND INC.


     Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. See "Tax Information."

     Experience  under  the  Plan  may  indicate  that  changes  are  desirable.
Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan may also be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266.

DIRECTORS
E. Garrett Bewkes, Jr.                     Meyer Feldberg
CHAIRMAN                                   George W. Gowen
Margo N. Alexander                         Frederic V. Malek
Richard Q. Armstrong                       Carl W. Schafer
Richard R. Burt                            Brian M. Storms

PRINCIPAL OFFICERS
Brian M. Storms                            Paul H. Schubert
PRESIDENT                                  VICE PRESIDENT AND TREASURER

Amy R. Doberman                            Elbridge T. Gerry III
VICE PRESIDENT AND SECRETARY               VICE PRESIDENT



INVESTMENT ADVISOR AND
ADMINISTRATOR
Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019







NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(c) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR THE USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                             [USB|PaineWebber Logo]

                          (c) 2001 UBS PaineWebber Inc.
                               All Rights Reserved
                                   Member SIPC
                  UBS PaineWebber is a service mark of UBS AG.